Share Capital (Details) - Schedule of Share Capital - AUD ($)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of share capital [Abstract]
Ordinary shares	227,798,346	227,798,346	227,246,596
Ordinary shares, value	$ 88,436,263	$ 88,436,263	$ 88,361,303
Ordinary shares, Fully paid, shares	227,798,346	227,798,346	227,246,596
Ordinary shares, Fully paid, value	$ 88,436,263	$ 88,436,263	$ 88,361,303